FINANCIAL STATEMENTS SCHEDULE I - CONDENSED BALANCE SHEETS (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
ASSETS
Cash and cash equivalents	¥ 13,465,442	$ 1,844,758	¥ 12,333,884		¥ 11,692,773
Short-term investment	8,848,447	1,212,232	7,454,633
Investments in equity investees including subsidiaries and VIE, and amounts due from subsidiaries and VIE | ¥	1,871,337		3,455,119
Prepayments and other current assets	4,329,664	593,162	3,772,377
Long-term investment	12,017,755	1,646,426	12,170,881
TOTAL ASSETS	92,340,330	12,650,573	88,465,221
LIABILITIES AND EQUITY
Convertible senior notes	7,270,081	995,997	7,029,550
Convertible senior notes-non-current | ¥			7,029,550
Total Liabilities	29,665,497	4,064,156	28,184,813
Shareholders' equity:
Ordinary shares (US$0.0001 par value; 10,000,000,000 shares authorized; 812,866,663 shares issued and 804,719,252 shares outstanding as of December 31, 2023; 810,339,182 shares issued and 798,622,719 shares outstanding as of December 31, 2024)	523	72	525
Additional paid-in capital	24,389,905	3,341,403	24,201,745
Treasury shares, at cost (3,000,000 and 7,774,535 shares as of December 31, 2023 and 2024, respectively)	(1,131,895)	(155,069)	(510,986)
Retained earnings	39,098,553	5,356,480	36,301,185
Accumulated other comprehensive loss	(294,694)	(40,373)	(190,724)
Total Equity	62,674,833	8,586,417	60,280,408		54,472,470	¥ 48,927,581
TOTAL LIABILITIES AND EQUITY	¥ 92,340,330	$ 12,650,573	¥ 88,465,221
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.0001		$ 0.0001
Ordinary shares, share authorized	10,000,000,000	10,000,000,000	10,000,000,000	10,000,000,000
Ordinary shares, shares issued	810,339,182	810,339,182	812,866,663	812,866,663
Ordinary shares, shares outstanding	798,622,719	798,622,719	804,719,252	804,719,252
Treasury shares, at cost	7,774,535	7,774,535	3,000,000	3,000,000
Nonrelated Party
LIABILITIES AND EQUITY
Other current liability	¥ 6,571,492	$ 900,290	¥ 7,236,716
Reportable Legal Entities | ZTO EXPRESS (CAYMAN) INC.
ASSETS
Cash and cash equivalents	1,082,454	148,296	8,881	$ 1,217	¥ 70,937	¥ 621,034
Short-term investment	222,293	30,454	1,020,094
Investments in equity investees including subsidiaries and VIE, and amounts due from subsidiaries and VIE	68,088,895	9,328,140	65,804,572
Prepayments and other current assets	8,693	1,191
Long-term investment | ¥			69,629
TOTAL ASSETS	69,402,335	9,508,081	66,903,176
LIABILITIES AND EQUITY
Dividends payable	14,134	1,936	1,548
Convertible senior notes	7,270,081	995,997
Convertible senior notes-non-current | ¥			7,029,550
Total Liabilities	7,339,943	1,005,568	7,101,431
Shareholders' equity:
Ordinary shares (US$0.0001 par value; 10,000,000,000 shares authorized; 812,866,663 shares issued and 804,719,252 shares outstanding as of December 31, 2023; 810,339,182 shares issued and 798,622,719 shares outstanding as of December 31, 2024)	523	72	525
Additional paid-in capital	24,389,905	3,341,403	24,201,745
Treasury shares, at cost (3,000,000 and 7,774,535 shares as of December 31, 2023 and 2024, respectively)	(1,131,895)	(155,069)	(510,986)
Retained earnings	39,098,553	5,356,480	36,301,185
Accumulated other comprehensive loss	(294,694)	(40,373)	(190,724)
Total Equity	62,062,392	8,502,513	59,801,745
TOTAL LIABILITIES AND EQUITY	¥ 69,402,335	$ 9,508,081	¥ 66,903,176
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.0001		$ 0.0001
Ordinary shares, share authorized	10,000,000,000	10,000,000,000	10,000,000,000	10,000,000,000
Ordinary shares, shares issued	810,339,182	810,339,182	812,866,663	812,866,663
Ordinary shares, shares outstanding	798,622,719	798,622,719	804,719,252	804,719,252
Treasury shares, at cost	7,774,535	7,774,535	3,000,000	3,000,000
Reportable Legal Entities | ZTO EXPRESS (CAYMAN) INC. | Nonrelated Party
LIABILITIES AND EQUITY
Other current liability	¥ 55,728	$ 7,635	¥ 70,333